Intangible Assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, net
Intangible Assets, net:

($ amounts in thousands)

	June 30, 2013			December 31, 2012
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
Developed products	$552,700	$(91,216)	$461,484	$552,700	$(33,321)	$519,379
Other product related royalty streams	115,600	(13,766)	101,834	115,600	(5,289)	110,311
IPR&D	608,600	(7,280)	601,320	608,600	(257)	608,343
Par trade name	26,400	—	26,400	26,400	-	26,400
Watson/Actavis Divestiture Products	100,718	(12,059)	88,659	101,200	(3,934)	97,266
Watson/Actavis related IPR&D	14,300	—	14,300	14,300	-	14,300
	$1,418,318	$(124,321)	$1,293,997	$1,418,800	$(42,801)	$1,375,999

    We recorded amortization expense related to intangible assets of $81,536 thousand for the six months ended June 30, 2013 and $22,482 thousand for the six months ended June 30, 2012. After the Merger, amortization expense was included in cost of goods sold. Prior to the Merger, the majority of amortization expense was included in cost of goods sold with the remainder in selling, general and administrative expense.
Intangible Assets Acquired in the Merger
We were acquired on September 28, 2012 through the Merger. Refer to Note 2, “Sky Growth Merger” for details of the Merger and related transactions. As part of the Merger, we revalued intangible assets related to commercial products (developed technology), royalty streams, IPR&D, and our trade name.
The fair value of the developed technology and in-process research and development intangible assets were estimated using the discounted cash flow method of the income approach. Under this method, an intangible asset’s fair value is equal to the present value of the after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, we estimated the present value of cash flows discounted at rates commensurate with the inherent risks associated with each type of asset. We believe that the level and timing of cash flows appropriately reflect market participant assumptions. Some of the significant assumptions inherent in the development of the identifiable intangible asset valuations, from the perspective of a market participant, include the estimated net cash flows by year by project or product (including net revenues, costs of sales, research and development costs, selling and marketing costs and other charges), the appropriate discount rate to select in order to measure the risk inherent in each future cash flow stream, the assessment of each asset's life cycle, competitive trends impacting the asset and each cash flow stream and other factors. The major risks and uncertainties associated with the timely and successful completion of the IPR&D projects include legal risk and regulatory risk.
The developed product intangible assets are composite assets, comprising the market position of the product, the developed technology utilized and the customer base to which the products are sold. Developed technology and the customer base were considered but have not been identified separately as any related cash flows would be intertwined with the product related intangibles. Developed products held by the Company are considered separable from the business as they could be sold to a third party. The Developed products were valued using an excess earnings method, with the exception of the royalty revenue stream products not manufactured by us, which were valued using a relief from royalty method of the income approach. The remaining net book value of the related intangible asset related to developed products will be amortized over a weighted average amortization period of approximately seven years.
IPR&D is related to R&D projects that were incomplete at the Merger. There are 86 projects associated with IPR&D. As of the Merger, we grouped and valued IPR&D based on the projected year of launch for each group. IPR&D are considered separable from the business as they could be sold to a third party. The value of IPR&D was accounted for as an indefinite-lived intangible asset and will be subject to impairment testing until the completion or abandonment of each group. Upon the successful completion and launch of a product in an annual group, we will make a separate determination of useful life of the IPR&D annual group and commence amortization.
Trade names constitute intellectual property rights and are marketing-related intangible assets. Our corporate trade name was valued using a relief from royalty method of the income approach and accounted for as an indefinite-lived intangible asset that will be subject to annual impairment testing or whenever events or changes in business circumstances necessitate an evaluation for impairment using a fair value approach.

Intangible Assets acquired with the Divested Products from the Watson/Actavis Merger
On November 6, 2012, in connection with the merger of Watson and Actavis, we acquired the U.S. marketing rights to five generic products that were currently marketed by Watson or Actavis, eight ANDAs currently awaiting regulatory approval and a generic product in late-stage development. Refer to Note 3, “Acquisition of Divested Products from the Watson/Actavis Merger” for details of the transaction.
Developed products are defined as products that are commercialized, all research and development efforts have been completed by the Seller, and final regulatory approvals have been received. The developed product intangible assets are composite assets, comprising the market position of the product, the developed technology utilized and the customer base to which the products are sold. Developed technology and the customer base were considered but have not been identified separately as any related cash flows would be very much intertwined with the product related intangibles. Developed products held by the Company are considered separable from the business as they could be sold to a third party. The Developed products were valued using a multi-period excess earnings method under the income approach. The principle behind this method is that the value of the intangible asset is equal to the present value of the after-tax cash flows attributable to the intangible asset only. The remaining net book value of the related intangible asset related to developed products will be amortized over a weighted average amortization period of approximately seven years.
IPR&D consists of technology-related intangible assets used in R&D activities, which are still incomplete. IPR&D products held by the Company are considered separable from the business as they could be sold to a third party. The IPR&D products were valued using multi-period excess earnings method under the income approach as the most reasonable approach for estimating the fair value of acquired IPR&D Products. The value of IPR&D was accounted for as an indefinite-lived intangible asset and will be subject to impairment testing until the completion or abandonment of the group of projects. Upon the successful completion and launch of a product in the group, we will make a separate determination of useful life of the related IPR&D intangible and commence amortization.

During the three months ended June 30, 2013, we recorded an intangible asset impairment of $466 thousand due to competitive factors relating to a product that had been acquired with the divested products from the Watson/Actavis Merger.
Intangible Assets Acquired in Anchen Acquisition
On November 17, 2011, we completed the Anchen Acquisition. Refer to Note 5, “Anchen Acquisition” for details of the transaction. As part of the Anchen Acquisition, we acquired intangible assets related to IPR&D, products derived from developed technology, and a covenant not to compete from a former Anchen securityholder and employee.
The value of in-process research and development acquired in the Anchen Acquisition was capitalized and accounted for as an indefinite-lived intangible asset and will be subject to impairment testing until the completion or abandonment of each project. Upon successful completion and launch of each project, we will make a separate determination of useful life of the IPR&D intangible. Amortization expense of the related intangible assets will commence when each product is launched. During the six months ended June 30, 2012, we abandoned an in-process research and development project acquired in the Anchen Acquisition and recorded an intangible asset impairment of $2,000 thousand.

Estimated Amortization Expense for Existing Intangible Assets at June 30, 2013
The following table does not include estimated amortization expense for future milestone payments that may be paid and result in the creation of intangible assets after June 30, 2013 and assumes the intangible asset related to the Par trade name as an indefinite lived asset will not be amortized in the future.
($ amounts in thousands)

Estimated
Amortization
Expense
Remainder of 2013	$108,096
2014	186,929
2015	200,261
2016	201,588
2017	195,187
2018 and thereafter	375,536
$1,267,597

Intangible Assets, net:

($ amounts in thousands)

	December 31, 2012			December 31, 2011
	(Successor)			(Predecessor)
		Accumulated Amortization			Accumulated Amortization
	Cost		Net	Cost		Net
Assets acquired in Anchen Acquisition				$220,800	($2,008)	$218,792
Assets acquired from QOL Medical LLC and MDRNA, Inc.				56,821	(14,290)	42,531
Product purchases, rights and distribution agreements				80,740	(30,394)	50,346
Developed products	$552,700	($33,321)	$519,379
Other product related royalty streams	115,600	(5,289)	110,311
IPR&D	608,600	(257)	608,343
Par trade name	26,400	—	26,400
Watson/Actavis Divestiture Products	101,200	(3,934)	97,266
Watson/Actavis related IPR&D	14,300	—	14,300
	$1,418,800	($42,801)	$1,375,999	$358,361	($46,692)	$311,669

Intangible assets presented in the Successor period are principally comprised of product related assets recognized at fair value in accordance with ASC 805, Business Combinations, and are inclusive of assets that had previously been recognized in the Predecessor period and revalued as part of the Merger as well as assets initially recognized in connection with the Merger. Intangible assets presented in the Predecessor period are principally comprised of assets previously recognized at estimated fair value under ASC 805 as well as numerous asset acquisitions and acquisition of product and intellectual property rights recorded at cost. Intangible assets are amortized over the period in which the related cash flows are expected to be generated or on a straight-line basis over the products’ estimated useful life if the estimated cash flows method approximates straight-line basis. We evaluate all intangible assets for impairment whenever events or other changes in circumstances indicate that the carrying value of an asset may no longer be recoverable. Such evaluations utilize forecasted financial information. As of December 31, 2012, we believe our net intangible assets are recoverable. The intangible assets included on our consolidated balance sheet at December 31, 2012 (Successor) and December 31, 2011 (Predecessor) includes the following:
Successor
Intangible Assets Acquired in the Merger
We were acquired on September 28, 2012 through a merger transaction with Holdings. Refer to Note 2, “Sky Growth Merger” for details of the transaction. As part of the Merger, we revalued intangible assets related to commercial products (developed technology), royalty streams, IPR&D, and our trade name.
The fair value of the developed technology and in-process research and development intangible assets were estimated using the discounted cash flow method of the income approach. Under this method, an intangible asset’s fair value is equal to the present value of the after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, we estimated the present value of cash flows discounted at rates commensurate with the inherent risks associated with each type of asset. We believe that the level and timing of cash flows appropriately reflect market participant assumptions. Some of the significant assumptions inherent in the development of the identifiable intangible asset valuations, from the perspective of a market participant, include the estimated net cash flows by year by project or product (including net revenues, costs of sales, research and development costs, selling and marketing costs and other charges), the appropriate discount rate to select in order to measure the risk inherent in each future cash flow stream, the assessment of each asset's life cycle, competitive trends impacting the asset and each cash flow stream and other factors. The major risks and uncertainties associated with the timely and successful completion of the IPR&D projects include legal risk and regulatory risk.
The developed product intangible assets are composite assets, comprising the market position of the product, the developed technology utilized and the customer base to which the products are sold. Developed technology and the customer base were considered but have not been identified separately as any related cash flows would be intertwined with the product related intangibles. Developed Products held by the Company are considered separable from the business as they could be sold to a third party. The Developed Products were valued using an excess earnings method, with the exception of the royalty revenue stream products not manufactured by us, which were valued using a relief from royalty method of the income approach. The remaining net book value of the related intangible asset related to developed products will be amortized over a weighted average amortization period of approximately seven years.
IPR&D is related to R&D projects that were incomplete at the Merger. There are 86 projects associated with IPR&D. As of the Merger, we grouped and valued IPR&D based on the projected year of launch for each group. IPR&D are considered separable from the business as they could be sold to a third party. The value of IPR&D was accounted for as an indefinite-lived intangible asset and will be subject to impairment testing until the completion or abandonment of each group. Upon the successful completion and launch of a product in an annual group, we will make a separate determination of useful life of the IPR&D intangible and commence amortization.
Trade names constitute intellectual property rights and are marketing-related intangible assets. Our corporate trade name was valued using a relief from royalty method of the income approach and accounted for as an indefinite-lived intangible asset that will be subject to annual impairment testing or whenever events or changes in business circumstances necessitate an evaluation for impairment using a fair value approach.

Intangible Assets acquired with the Divested Products from the Watson/Actavis Merger
On November 6, 2012, we acquired the U.S. marketing rights to five generic products that were currently marketed by Watson or Actavis, as well as eight Abbreviated New Drug Applications currently awaiting regulatory approval and a generic product in late-stage development, in connection with the merger of Watson and Actavis. Refer to Note 3, “Acquisition of Divested Products from the Watson/Actavis Merger” for details of the transaction.
Developed products are defined as products that are commercialized, all research and development efforts have been completed by the Seller, and final regulatory approvals have been received. The developed product intangible assets are composite assets, comprising the market position of the product, the developed technology utilized and the customer base to which the products are sold. Developed technology and the customer base were considered but have not been identified separately as any related cash flows would be very much intertwined with the product related intangibles. Developed Products held by the Company are considered separable from the business as they could be sold to a third party. The Developed Products were valued using a multi-period excess earnings method under the income approach. The principle behind this method is that the value of the intangible asset is equal to the present value of the after-tax cash flows attributable to the intangible asset only. The remaining net book value of the related intangible asset related to developed products will be amortized over a weighted average amortization period of approximately seven years.
IPR&D consists of technology-related intangible assets used in R&D activities, which are still incomplete. IPR&D products held by the Company are considered separable from the business as they could be sold to a third party. The IPR&D products were valued using multi-period excess earnings method under the income approach as the most reasonable approach for estimating the fair value of acquired IPR&D Products. The value of IPR&D was accounted for as an indefinite-lived intangible asset and will be subject to impairment testing until the completion or abandonment of the group of projects. Upon the successful completion and launch of a product in the group, we will make a separate determination of useful life of the related IPR&D intangible and commence amortization.

Predecessor
We were acquired on September 28, 2012 through a merger transaction with Holdings. Refer to Note 2, “Sky Growth Merger” for details of the transaction. As part of the Merger, we revalued the intangible assets detailed below as part of the Merger.
These intangible assets were primarily incorporated into the Successor period intangible assets labeled “Developed products”, and “IPR&D”.
Intangible Assets Acquired in Anchen Acquisition
On November 17, 2011, Par completed the Anchen Acquisition. Refer to Note 5, “Anchen Acquisition” for details of the transaction. As part of the Anchen Acquisition, we acquired intangible assets related to IPR&D, products derived from developed technology, and a covenant not to compete from a former Anchen securityholder and employee. The net book values of the above intangibles as of December 31, 2011 (Predecessor) were $126,700 thousand, $83,550 thousand, and $8,542 thousand, respectively. The developed products were being amortized over a weighted average amortization period of approximately seven years and the covenant not to compete was being amortized over its contractual three year term. No amortization had commenced on the IPR&D assets.
QOL Medical, LLC and MDRNA, Inc. Asset Purchase Agreements
In 2009 we acquired the rights to Nascobal® Nasal Spray from QOL Medical, LLC for $54,500 thousand in cash and the assumption of certain liabilities. The purchase price of the acquisition was allocated to the net tangible and intangible assets acquired on the basis of estimated fair values. The fair value of the product rights received was being amortized on a straight-line basis over 12 years based on its estimated useful life.
In addition, and principally to facilitate our acquisition of the rights to Nascobal®, the Company acquired additional rights to calcitonin, a generic drug, from MDRNA, Inc. The purchase price of the acquisition was allocated to the net tangible and intangible assets acquired on the basis of estimated fair values. This asset was being amortized over its estimated useful life of approximately 2 years.
Product Purchases, Rights and Distribution Agreements
The category Product purchases, rights and distribution agreements was principally comprised of numerous individual product level assets related to business development activities completed in the Predecessor period. Assets relating to products that were commercialized were being amortized over individual useful lives ranging from two to fifteen years. Of the $50,346 thousand net book value, approximately $30,600 thousand related to products that were yet to be launched and therefore amortization had not yet commenced.
Amortization Expense and Asset Impairments
We recorded amortization expense related to intangible assets of approximately $42,801 thousand for the period September 29, 2012 to December 31, 2012 (Successor) and $31,196 thousand for the period January 1, 2012 to September 28, 2012 (Predecessor), $14,822 thousand for 2011 and $16,005 thousand for 2010 and such expense is primarily included in cost of goods sold with the remainder in selling, general and administrative expense. During the period from January 1, 2012 to September 28, 2012 (Predecessor), we abandoned an in-process research and development project and exited the market of a commercial product, both of which were acquired in the Anchen Acquisition, and recorded a total corresponding intangible asset impairment of $5,700 thousand.
Estimated Amortization Expense for Existing Intangible Assets at December 31, 2012
The following table does not include estimated amortization expense for future milestone payments that may be paid and result in the creation of intangible assets after December 31, 2012 and assumes the intangible asset related to the Par Trade Name as an indefinite lived asset will not be amortized in the future.

($ amounts in thousands)

Estimated Amortization Expense
2013	$194,500
2014	213,339
2015	224,966
2016	205,417
2017	185,945
2018 and thereafter	325,432
$1,349,599